UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2008

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            July 22, 2008

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      75

 Form 13F Information Table Value Total:      $    1,110,127
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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

        COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS  CUSIP   VALUE IN   SHARES/ SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
                                                   000's     PRN AMTPRN CALL DISCRETION MANAGERS
                                                                                                 SOLE SHARED NONE

                                                                                                >C>
 3M COMPANY                  COM       88579Y101  11,134      160,000   SH       SOLE          160,000
 ABBOTT LABS                 COM       002824100  16,950      320,000   SH       SOLE          320,000
 AIR PRODUCTS & CHEMICALS    COM       009158106  22,738      230,000   SH       SOLE          230,000
 AMERICAN INT'L GROUP INC    COM       026874107  13,230      500,000   SH       SOLE          500,000
 AT&T CORP                   COM       00206R102  13,476      400,000   SH       SOLE          400,000
 AUTOMATIC DATA PROCESSIN    COM       053015103  12,570      300,000   SH       SOLE          300,000
 AVON PRODUCTS               COM       054303102  14,494      402,400   SH       SOLE          402,400
 BANK OF AMERICA             COM       060505104  17,425      730,000   SH       SOLE          730,000
 BANK OF NEW YORK MELLON     COM       064058100  15,275      403,775   SH       SOLE          403,775
 BRISTOL MYERS SQUIBB        COM       110122108   7,083      345,000   SH       SOLE          345,000
 BROADCOM CORP               COM       111320107  10,916      400,000   SH       SOLE          400,000
 BUNGE LTD.                  COM       G16962105  10,769      100,000   SH       SOLE          100,000
 CHEVRON CORP.               COM       166764100  14,870      150,000   SH       SOLE          150,000
 CINTAS CORP.                COM       172908105   7,953      300,000   SH       SOLE          300,000
 CISCO SYSTEMS               COM       17275R102  19,771      850,000   SH       SOLE          850,000
 COMCAST CORP.               CL A      20030N101   9,959      525,000   SH       SOLE          525,000
 CONOCOPHILLIPS              COM       20825C104  27,845      295,000   SH       SOLE          295,000
 CORNING INC                 COM       219350105  11,525      500,000   SH       SOLE          500,000
 CURTISS-WRIGHT CORP         COM       231561101  16,106      360,000   SH       SOLE          360,000
 CVS/CAREMARK CORPORATION    COM       126650100   9,893      250,000   SH       SOLE          250,000
 DEAN FOODS                  COM       242370104   6,671      340,000   SH       SOLE          340,000
 DEL MONTE FOODS             COM       24522P103   9,230     1,300,000  SH       SOLE         1,300,000
 DELL INC.                   COM       24702R101  12,800      585,000   SH       SOLE          585,000
 DUKE ENERGY CORP.           COM       26441C105  10,629      611,560   SH       SOLE          611,560
 DUPONT EI DE NEMOURS        COM       263534109  15,440      360,000   SH       SOLE          360,000
 EMERSON ELECTRIC            COM       291011104  14,835      300,000   SH       SOLE          300,000
 EXXON MOBIL CORP.           COM       30231G102  18,948      215,000   SH       SOLE          215,000
 GENENTECH, INC              COM       368710406  16,698      220,000   SH       SOLE          220,000
 GENERAL ELECTRIC CO.        COM       369604103  37,046     1,388,000  SH       SOLE         1,388,000
 HALLIBURTON CO.             COM       406216101  15,921      300,000   SH       SOLE          300,000
 HANSEN NATURAL CORP.        COM       411310105  10,808      375,000   SH       SOLE          375,000
 HARLEY DAVIDSON             COM       412822108   4,714      130,000   SH       SOLE          130,000
 ILLINOIS TOOL WORKS         COM       452308109  11,878      250,000   SH       SOLE          250,000
 INTEL CORP                  COM       458140100  13,747      640,000   SH       SOLE          640,000
 JOHNSON & JOHNSON           COM       478160104  16,407      255,000   SH       SOLE          255,000
 LOWE'S COS INC.             COM       548661107  12,450      600,000   SH       SOLE          600,000
 LUBRIZOL CORP               COM       549271104  10,193      220,000   SH       SOLE          220,000
 MASCO CORP                  COM       574599106   7,079      450,000   SH       SOLE          450,000
 MDU RESOURCES GROUP, INC    COM       552690109  19,609      562,500   SH       SOLE          562,500
 MEDTRONIC INC.              COM       585055106  16,043      310,000   SH       SOLE          310,000
 MICROSOFT CORP              COM       594918104  32,462     1,180,000  SH       SOLE         1,180,000
 MORGAN STANLEY CO.          COM       617446448   7,214      200,000   SH       SOLE          200,000
 NEWELL RUBBERMAID INC.      COM       651229106   6,716      400,000   SH       SOLE          400,000
 NORTHEAST UTILITIES         COM       664397106   8,936      350,000   SH       SOLE          350,000
 ORACLE CORP                 COM       68389X105  23,100     1,100,000  SH       SOLE         1,100,000
 OSHKOSH CORPORATION         COM       688239201   6,310      305,000   SH       SOLE          305,000
 PEPSI CO. INC.              COM       713448108  22,892      360,000   SH       SOLE          360,000
 PETROLEUM & RESOURCES CO    COM       716549100  95,321     2,186,774  SH       SOLE         2,186,774
 PFIZER INC                  COM       717081103  19,566     1,120,000  SH       SOLE         1,120,000
 PNC FINANCIAL SERVICES G    COM       693475105  11,420      200,000   SH       SOLE          200,000
 PROCTER & GAMBLE COMPANY    COM       742718109  20,675      340,000   SH       SOLE          340,000
 PROSPERITY BANCSHARES IN    COM       743606105   6,683      250,000   SH       SOLE          250,000
 PRUDENTIAL FINANCIAL INC    COM       744320102  11,351      190,000   SH       SOLE          190,000
 ROHM & HAAS CO.             COM       775371107  12,107      260,700   SH       SOLE          260,700
 RYLAND GROUP INC.           COM       783764103   7,492      343,500   SH       SOLE          343,500
 SAFEWAY, INC                COM       786514208  11,135      390,000   SH       SOLE          390,000
 SCHLUMBERGER LTD            COM       806857108  40,823      380,000   SH       SOLE          380,000
 SENOMYX INC.                COM       81724Q107   4,853      984,400   SH       SOLE          984,400
 SPECTRA ENERGY CORP.        COM       847560109   8,788      305,780   SH       SOLE          305,780
 SPIRIT AEROSYSTEMS HOLDI    COM       848574109  10,549      550,000   SH       SOLE          550,000
 STATE STREET CORP.          COM       857477103  16,637      260,000   SH       SOLE          260,000
 TARGET CORP.                COM       87612E106  13,482      290,000   SH       SOLE          290,000
 TATA MOTORS LTD.  ADR  SPONSORED ADR  876568502  10,050     1,000,000  SH       SOLE         1,000,000
 TEVA PHARMACEUTICAL INDU    ADR       881624209  16,946      370,000   SH       SOLE          370,000
 THE COCA-COLA CO.           COM       191216100  10,396      200,000   SH       SOLE          200,000
 TRANSOCEAN INC              COM       G90073100   3,048       20,000   SH       SOLE          20,000
 UNILEVER PLC ADR        SPON ADR NEW  904767704  22,728      800,000   SH       SOLE          800,000
 UNITED TECHNOLOGIES         COM       913017109  18,510      300,000   SH       SOLE          300,000
 VISA INC.                   COM       92826C839   1,626       20,000   SH       SOLE          20,000
 WACHOVIA CORP.              COM       929903102   8,852      570,000   SH       SOLE          570,000
 WELLS FARGO COMPANY         COM       949746101  15,794      665,000   SH       SOLE          665,000
 WILMINGTON TRUST CORP.      COM       971807102   9,598      363,000   SH       SOLE          363,000
 WINDSTREAM CORP             COM       97381W104   3,827      310,178   SH       SOLE          310,178
 WYETH COMPANY               COM       983024100  15,586      325,000   SH       SOLE          325,000
 ZIMMER HLDGS INC.           COM       98956P102   9,526      140,000   SH       SOLE          140,000
                                                 1,110,127